ACQUISITIONS (Details)	Sep. 13, 2023 USD ($)
ACQUISITIONS
Acquisition of note payable	$ 1,200,000
Acquisition of Common stock	400,000
Total Consideration Paid	1,600,000
Acquisition of Cash	40,855
Acquisition of Customer relationships	1,559,145
Acquisition of Total assets acquired	$ 1,600,000